FEDERATED TOTAL RETURN SERIES, INC.

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                                December 01, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


RE: FEDERATED TOTAL RETURN SERIES, INC. (the "Registrant")
      Federated Limited Duration Fund
      Federated Mortgage Fund
      Federated Ultrashort Bond Fund

           1933 Act File No. 33-50773
           1940 Act File No. 811-7115


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectuses and Statements of Additional Information dated November 30, 2003, that would have been filed under Rule 497(c), does not differ from the form of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 33 on November 26, 2003.

     If you have any questions regarding this certification, please contact me at (412) 288-8011.



                                                Very truly yours,



                                                /s/ Daniel M. Miller
                                                Daniel M. Miller
                                                Assistant Secretary